(Loss) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Components of Basic and Diluted Earnings Per Share

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2019 and 2018:

	Six Months	Six Months
	Ended	Ended
	June 30, 2019	June 30, 2018
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to the Company	$(1,815,273)	$2,004,697
Denominator:
Weighted average outstanding ordinary shares-Basic	41,760,163	40,690,019
-dilutive effect of stock options- employees	-	958,109
-dilutive effect of stock options- nonemployees	-	64,556
Weighted average outstanding ordinary shares- Diluted	41,760,163	41,712,684
(Loss) earnings per share:
Basic	$(0.04)	$0.05
Diluted	$(0.04)	$0.05